Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to Intelsat S.A.:

	(in thousands, except per share data or where otherwise noted)
	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2016
Numerator:
Net income (loss)	$236,506	$(3,919,453)	$994,112
Net income attributable to noncontrolling interest	(3,974)	(3,934)	(3,915)

Net income (loss) attributable to Intelsat S.A.	232,532	(3,923,387)	990,197
Less: Preferred Shares dividends declared	(9,917)	(9,919)	—

Net income (loss) attributable to common shareholders	$222,615	$(3,933,306)	$990,197
Numerator for Basic EPS—income/(loss) available to common shareholders	$222,615	$(3,933,306)	$990,197
Dilutive effect of Preferred shares	9,917	—	—
Numerator for Diluted EPS	$232,532	$(3,933,306)	$990,197
Denominator:
Basic weighted average shares outstanding (in millions)	106.5	107.2	114.5
Weighted average dilutive shares outstanding (in millions):
Preferred shares (in millions)	9.6	—	3.2
Employee compensation related shares including options and restricted stock units (in millions)	0.6	—	0.8

Diluted weighted average shares outstanding (in millions)	116.7	107.2	118.5
Basic net income (loss) per common share attributable to Intelsat S.A.	$2.09	$(36.68)	$8.65

Diluted net income (loss) per common share attributable to Intelsat S.A.	$1.99	$(36.68)	$8.36